Lease Arrangements	12 Months Ended
Dec. 31, 2013
Lease Arrangements
Lease Arrangements

12. Lease Arrangements

  Charters-out

        The future minimum revenue, expected to be earned on non-cancellable time charters consisted of the following as at December 31, 2013 (in thousands):

2014	$533,022
2015	527,134
2016	518,909
2017	486,462
2018	445,822
2019 and thereafter	1,698,564

Total future revenue	$4,209,913

        Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future. The off-hire assumptions used relate mainly to drydocking and special survey maintenance carried out approximately every 2.5 years per vessel, or every 5 years for vessels less than 15-years old, and which may last approximately 10 to 15 days.